FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Presentation of leases for lessee [abstract]
Schedule of the total minimum loan payments due for finance lease obligations
The following schedule outlines the total minimum payments due for the finance lease obligations over their remaining terms as at December 31, 2018 and 2017:

	Year ended December 31, 2018	Year ended December 31, 2017
Not later than one year	$13,101	$17,570
Later than one year and not later than five years	10,006	23,031
Less: Future finance charges	(883)	(2,026)
Present value of minimum lease payments	$22,224	$38,575
Less: Current portion	(12,465)	(16,358)
Non-current portion	$9,759	$22,217